Expense Example - AMERICAN HIGH INCOME TRUST	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 446
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,236
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	423
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	1,236
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,537
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,307
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,099
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	325
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,157
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,691
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 591